Inventories	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Inventories

5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2016	2017
Raw materials	$4,038	$5,740
Work-in-progress	2,372	3,404
Finished goods	1,704	1,544
	$8,114	$10,688

Obsolescence allowance for inventory is as follows:

	Year ended March 31
	2015	2016	2017
Balance at beginning of the year	$3,554	$3,887	$3,635
Additional charges/(usage), net	341	(252)	(65)
Written off	(8)	—	—
Balance at the end of the year	$3,887	$3,635	$3,570